Financial Instrument Risk Management - Derivative Financial Instruments by Counterparty Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of external credit grades [line items]
Carrying value	$ 162,948	$ 157,035	$ 174,499
Derivative investments
Disclosure of external credit grades [line items]
Carrying value	2,183	2,095
Derivative investments | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost
Disclosure of external credit grades [line items]
Carrying value	2,158	2,057
Derivative investments | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | AA
Disclosure of external credit grades [line items]
Carrying value	472	482
Derivative investments | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | A
Disclosure of external credit grades [line items]
Carrying value	1,686	1,560
Derivative investments | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | BBB
Disclosure of external credit grades [line items]
Carrying value	0	15
Derivative investments | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements
Disclosure of external credit grades [line items]
Carrying value	(739)	(1,088)
Derivative investments | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | AA
Disclosure of external credit grades [line items]
Carrying value	(136)	(254)
Derivative investments | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | A
Disclosure of external credit grades [line items]
Carrying value	(603)	(834)
Derivative investments | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | BBB
Disclosure of external credit grades [line items]
Carrying value	0	0
Derivative investments | Over-the-counter derivative contracts | Credit risk | Net replacement cost
Disclosure of external credit grades [line items]
Carrying value	1,419	969
Derivative investments | Over-the-counter derivative contracts | Credit risk | Net replacement cost | AA
Disclosure of external credit grades [line items]
Carrying value	336	228
Derivative investments | Over-the-counter derivative contracts | Credit risk | Net replacement cost | A
Disclosure of external credit grades [line items]
Carrying value	1,083	726
Derivative investments | Over-the-counter derivative contracts | Credit risk | Net replacement cost | BBB
Disclosure of external credit grades [line items]
Carrying value	0	15
Derivative investments | Exchange-traded derivative contracts
Disclosure of external credit grades [line items]
Carrying value	$ 25	$ 38